Other operating expenses	12 Months Ended
Dec. 31, 2023
Other operating expenses
Other operating expenses
20	Other operating expenses

	2023	2022	2021
	US $ in millions

Impairment loss (see Note 7)	28.5
Sundry	0.8	0.9	1.0
	29.3	0.9	1.0